2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Company's financial instruments measured at fair value on recurring basis
March 31, 2013	Derivative Liability	Marketable Securities	Total
Level I	$ -	$ 495,000	$ 495,000
Level II	$ -	$ -	$ -
Level III	$ 28,820	$ -	$ 28,820

December 31, 2012
Level I	$ -	$ 152,000	$ 152,000
Level II	$ -	$ -	$ -
Level III	$ 40,000	$ -	$ 40,000

December 31, 2012	Derivative Liability	Marketable Securities	Total
Level I	$ -	$ 152,000	$ 152,000
Level II	$ 40,000	$ -	$ 40,000
Level III	$ -	$ -	$ -

December 31, 2011
Level I	$ -	$ 38,000	$ 38,000
Level II	$ -	$ -	$ -
Level III	$ -	$ -	$ -